17. Shareholders' Equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of shares authorized	50,000,000	50,000,000		50,000,000
Par value, per share	$ 0.001	$ 0.001		$ 0.001
Number of shares outstanding	1,903,723	1,903,723		1,954,651
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	139,628	139,628		85,800	85,800
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Stock options exercised	2,900
Purchase Agreement [Member] | Nova [Member]
Disclosure of classes of share capital [line items]
Number of shares exchanged in discontinued operations			53,828